Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2020
Convertible Notes [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the First and Third Jelco Notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2018	17,750	(14,389)	3,601	6,962
Amortization (Note 12)	-	-	1,138	1,138
Balance, June 30, 2019	17,750	(14,389)	4,739	8,100
Amortization (Note 12)	-	-	1,062	1,062
Balance, December 31, 2019	17,750	(14,389)	5,801	9,162
Amortization (Note 12)	-	-	1,283	1,283
Balance, June 30, 2020	17,750	(14,389)	7,084	10,445

The equity movement of the First and Third Jelco Notes is presented below:

Additional paid-in capital
Balance, December 31, 2018	14,189
Balance, June 30, 2019	14,189
Balance, December 31, 2019	14,189
Balance, June 30, 2020	14,189

Revolving Convertible Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the Second Jelco Note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2018	24,665	(21,165)	4,162	4,162
Amortization (Note 12)	-	-	647	647
Balance, June 30, 2019	24,665	(21,165)	4,809	4,809
Amortization	-	-	866	866
Balance, December 31, 2019	24,665	(21,165)	5,675	5,675
Amortization (Note 12)	-	-	1,133	1,133
Balance, June 30, 2020	24,665	(21,165)	6,808	6,808

The equity movement of the Second Jelco Note is presented below:

Additional paid-in capital
Balance, December 31, 2018	21,165
Balance, June 30, 2019	21,165
Balance, December 31, 2019	21,165
Balance, June 30, 2020	21,165